FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 3,902,987	$ 562,536
Long-term available-for-sale investments	5,842,883	3,924,051
Fair value assets transferred from level 1 to level 2	0
Fair value assets transferred from level 2 to level 1	0
Fair value liabilities transferred from level 1 to level 2	0
Fair value liabilities transferred from level 2 to level 1	0
Fair value assets transferred into level 3	0
Fair value assets transferred out of level 3	0
Fair value liabilities transferred into level 3	0
Fair value liabilities transferred out of level 3	0
Impairment loss related to long-term available-for-sale securities		150,978
Other Comprehensive Income (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain	1,899,605	41,149
Other Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain	971,872
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative	12,906
Long-term available-for-sale investments	5,842,883	3,924,051
Total	9,745,870	4,486,587
Recurring | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	2,391,375	283,764
Recurring | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value		263,750
Recurring | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	1,498,706	15,022
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,918,209	562,536
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	419,503	283,764
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value		263,750
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	1,498,706	15,022
Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative	12,906
Total	12,906
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	5,842,883	3,924,051
Total	7,814,755	$ 3,924,051
Recurring | Significant unobservable inputs (level 3) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 1,971,872